Schedule of Investments (unaudited) July 31, 2020	iShares® Short Maturity Municipal Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.1%
Black Belt Energy Gas District RB, 4.00%, 06/01/21	$835	$857,094
Lower Alabama Gas District (The) RB, 4.00%, 12/01/21	200	208,230
Southeast Alabama Gas Supply District (The) RB, 4.00%, 06/01/22	1,500	1,585,185

		2,650,509

Alaska — 0.3%
Alaska Municipal Bond Bank Authority RB
5.00%, 12/01/20	425	431,294
5.00%, 12/01/21	400	423,984

		855,278

Arizona — 0.2%
Glendale Union High School District No. 205 GO, 5.00%, 07/01/21	500	521,030

California — 3.2%
California County Tobacco Securitization Agency RB
3.00%, 06/01/21	500	509,100
4.00%, 06/01/22	545	577,259
Lancaster Redevelopment Agency Successor Agency TA, 3.00%, 08/01/20	700	700,000
Metropolitan Water District of Southern California RB, VRDN, 0.41%, 07/01/47 (Put 06/21/21)(a)	6,000	5,971,086

		7,757,445

Colorado — 0.1%
City & County of Denver Co. Airport System Revenue RB, Series A, 5.00%, 11/15/23	250	285,153

Connecticut — 3.3%
State of Connecticut GO
3.00%, 06/01/21	920	939,698
3.00%, 06/01/22	900	942,345
5.00%, 06/01/21	670	695,366
5.00%, 07/15/22	900	980,001
Series C, 0.25%, 05/15/34 (Put 08/08/20)(a)(b)	2,120	2,120,000
State of Connecticut Special Tax Revenue RB, Series A, 5.00%, 09/01/21	2,000	2,100,840
State of Connecticut Special Tax Revenue ST
4.00%, 05/01/21	165	169,534
5.00%, 05/01/22	200	216,236

		8,164,020

District of Columbia — 3.4%
District of Columbia RB, 0.18%, 04/01/38 (Put 08/08/20)(a)(b)	2,800	2,800,000
Tender Option Bond Trust Receipts/Certificates RB, VRDN, 0.21%, 10/01/53 (Put 08/08/20)(a)(b)(c)	5,545	5,545,000

		8,345,000

Florida — 0.8%
Alachua County Health Facilities Authority RB
5.00%, 12/01/20	645	653,779
5.00%, 12/01/21	390	411,434
County of Osceola FL Transportation Revenue RB, 5.00%, 10/01/21	300	312,456
Palm Beach County Health Facilities Authority RB, 5.00%, 08/15/20	530	530,657

		1,908,326

Georgia — 9.3%
Atlanta Urban Residential Finance Authority RB, 1.36%, 12/01/22 (Put 12/01/21)(a)(b)	2,000	2,026,780

Security	Par (000)	Value

Georgia (continued)
Bartow County Development Authority RB, 1.55%, 08/01/43 (Put 08/19/22)(a)(b)	$2,000	$2,020,880
Burke County Development Authority RB, 2.25%, 10/01/32 (Put 05/25/23)(a)(b)	2,000	2,066,000
Main Street Natural Gas Inc. RB
0.95%, 08/01/48 (Put 12/01/23)(a)	5,000	4,990,715
4.00%, 04/01/48 (Put 09/01/23)(a)(b)	3,685	4,032,274
5.00%, 05/15/21	1,000	1,028,200
5.00%, 09/01/21	300	311,616
Monroe County Development Authority RB, 0.23%, 06/01/49 (Put 08/01/20)(a)(b)	3,700	3,700,000
Municipal Electric Authority of Georgia RB, 0.14%, 01/01/48 (Put 08/08/20)(a)(b)	1,000	1,000,000
Tender Option Bond Trust Receipts/Certificates RB, 0.21%, 01/01/44 (Put 08/08/20) (AGM)(a)(b)(c)	1,700	1,700,000

		22,876,465

Illinois — 3.5%
Illinois Development Finance Authority RB
0.18%, 06/01/29 (Put 08/08/20)(a)(b)	1,100	1,100,000
VRDN, 0.18%, 02/01/33 (Put 08/08/20)(a)(b)	2,000	2,000,000
Illinois Finance Authority RB, 5.00%, 08/15/20	1,500	1,501,935
Tender Option Bond Trust Receipts/Certificates GO, 0.22%, 03/01/33 (Put 08/08/20)(a)(b)(c)	4,000	4,000,000

		8,601,935

Indiana — 5.1%
City of Rockport IN RB, Series B, 1.35%, 07/01/25 (Put 09/01/22)(a)(b)	2,250	2,271,330
Indiana Finance Authority RB, 0.40%, 05/01/28 (Put 09/01/20)(a)(b)	5,000	4,949,440
Indianapolis Local Public Improvement Bond Bank RB, 1.45%, 06/01/21 (Call 09/01/20)	5,190	5,190,830

		12,411,600

Iowa — 2.8%
Iowa Finance Authority RB, 0.37%, 04/01/22 (Put 08/08/20)(a)(b)	6,905	6,905,000

Kansas — 2.8%
City of Burlington KS RB
0.36%, 09/01/35 (Put 08/08/20)(a)(b)	4,000	4,000,000
0.36%, 09/01/35 (Put 08/08/20)(a)(b)	3,000	3,000,000

		7,000,000

Kentucky — 2.7%
City of Owensboro KY Electric Light & Power System Revenue RB, 5.00%, 01/01/21	1,550	1,578,876
Kentucky Public Energy Authority RB
4.00%, 12/01/20	1,070	1,081,203
4.00%, 06/01/21	1,060	1,088,069
4.00%, 08/01/21	300	309,534
Kentucky State Property & Building Commission RB
5.00%, 11/01/22	1,000	1,096,480
Series D, 5.00%, 05/01/21	600	618,822
Kentucky Turnpike Authority RB, 5.00%, 07/01/21	250	258,263
Tender Option Bond Trust Receipts/Certificates RB, Series 2018, 0.19%, 12/01/41 (Put 08/08/20) (AGM)(a)(b)(c)	500	500,000

		6,531,247

Louisiana — 0.3%
Louisiana Offshore Terminal Authority RB, 1.65%, 09/01/27 (Put 12/01/23)(a)(b)	400	402,052

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Short Maturity Municipal Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Louisiana Public Facilities Authority RB, 5.00%, 05/15/21	$400	$412,996

		815,048

Maryland — 0.2%
Maryland Health & Higher Educational Facilities Authority RB, 5.00%, 04/15/21	450	464,278

Massachusetts — 3.9%
City of Worcester MA GO, 2.00%, 02/16/21	4,800	4,848,864
Massachusetts Development Finance Agency RB, 5.00%, 07/01/21	975	1,004,523
Town of Salisbury MA GOL, 2.00%, 09/11/20	1,000	1,001,930
Town of Truro MA GO, 2.00%, 06/11/21	1,700	1,725,160
University of Massachusetts Building Authority RB, VRDN, 0.13%, 11/01/34 (Put 08/08/20)(a)(b)	1,000	1,000,000

		9,580,477

Michigan — 1.0%
Michigan Finance Authority RB, 5.00%, 12/01/22	1,390	1,530,946
Wayne-Westland Community Schools GO
4.00%, 05/01/21 (Q-SBLF)	175	179,793
4.00%, 11/01/21 (Q-SBLF)	780	815,592

		2,526,331

Missouri — 1.0%
City of Washington MO COP, 5.00%, 03/01/22	350	375,049
RBC Municipal Products Inc. Trust RB, 0.23%, 09/01/39 (Put 08/08/20)(a)(b)(c)	2,000	2,000,000

		2,375,049

Nebraska — 1.7%
Central Plains Energy Project RB
4.00%, 08/01/20	2,000	2,000,000
4.00%, 02/01/21	250	254,035
4.00%, 08/01/21	750	774,315
5.00%, 03/01/50 (Put 01/01/24)(a)(b)	1,000	1,130,460
Douglas County Hospital Authority No. 2 RB, 5.00%, 11/15/21	120	126,574

		4,285,384

New Jersey — 22.4%
Borough of Tinton Falls NJ GO, 2.00%, 10/29/20	900	903,177
City of Jersey City NJ GO, 2.00%, 06/17/21	8,000	8,118,720
County of Mercer NJ GO, 2.00%, 06/10/21	3,000	3,043,500
Garden State Preservation Trust RB, 5.00%, 11/01/20	1,690	1,699,430
New Jersey Economic Development Authority RB
5.00%, 03/01/21 , (ETM)	340	349,333
5.00%, 06/15/21	4,250	4,331,557
5.00%, 06/15/21	1,500	1,553,070
5.00%, 06/15/22	2,000	2,147,840
5.50%, 09/01/21 (Call 03/01/21)	675	692,914
Series A, 4.00%, 07/01/22	2,000	2,043,520
Series K, 5.25%, 12/15/20 (AMBAC)	2,250	2,285,887
Series NN, 5.00%, 03/01/21	875	895,720
Series NN, 5.00%, 03/01/22	3,200	3,401,920
Series UU, 5.00%, 06/15/23	1,270	1,406,665
Series XX, 5.00%, 06/15/21 (SAP)	1,145	1,185,510
New Jersey Health Care Facilities Financing Authority RB, 5.00%, 10/01/20	1,600	1,610,096
New Jersey Sports & Exposition Authority RB, 5.00%, 09/01/20	1,250	1,252,100
New Jersey Transportation Trust Fund Authority RB
5.25%, 12/15/20 (AGM)	500	507,030
Series A, 5.00%, 06/15/21	500	516,855
Series A, 5.50%, 12/15/21	425	451,261

Security	Par (000)	Value

New Jersey (continued)
Series A, 5.50%, 12/15/23	$155	$176,499
Series B, 5.25%, 12/15/22 (AMBAC)	500	548,615
Series B, 5.50%, 12/15/20 (NPFGC)	155	157,263
Series B, 5.50%, 12/15/21 (NPFGC)	625	658,688
Series D, 5.00%, 12/15/23	345	387,190
Port Authority of New York & New Jersey RB, 0.37%, 10/14/20	5,000	5,000,102
Township of Cranford NJ GO, 1.50%, 06/25/21	1,800	1,815,480
Township of Maplewood NJ GO, 1.50%, 07/30/21	3,100	3,131,310
Township of Teaneck NJ GO, 1.50%, 06/25/21	1,800	1,819,080
Township of West Orange/NJ GO, 1.50%, 07/30/21	1,800	1,820,286
Township of Woolwich NJ GO, 1.50%, 06/03/21	1,200	1,209,912

		55,120,530

New Mexico — 0.3%
New Mexico Municipal Energy Acquisition Authority RB, 4.00%, 05/01/22	600	633,420

New York — 6.4%
Albany Industrial Development Agency RB, 0.35%, 07/01/32 (Put 08/08/20)(a)(b)	1,000	1,000,000
Amherst Development Corp. RB, Series A, 0.21%, 02/01/35 (Put 08/08/20)(a)(b)	1,745	1,745,000
Arlington Central School District GO, 1.50%, 06/29/21	1,857	1,875,292
Carmel Central School District GO, 1.50%, 06/17/21 (SAW)	2,500	2,523,525
County of Monroe NY GOL, 4.00%, 06/01/21	1,000	1,029,930
County of Suffolk NY GOL, 2.50%, 08/20/20	1,335	1,336,268
New York City Transitional Finance Authority Future Tax Secured Revenue RB, VRDN, 0.18%, 11/01/36 (Put 08/01/20)(a)(b)	300	300,000
New York State Dormitory Authority RB, 5.00%, 03/31/21	3,400	3,508,154
South Colonie Central School District GO, 1.50%, 07/09/21 (SAW)	1,200	1,210,620
Warwick Valley Central School District GO, 1.25%, 06/30/21 (SAW)	1,300	1,308,229

		15,837,018

North Carolina — 0.5%
City of Raleigh NC COP, VRDN, 0.14%, 02/01/34 (Put 08/08/20)(a)(b)	500	500,000
North Carolina Turnpike Authority RB
5.00%, 01/01/21	425	431,286
5.00%, 01/01/22	215	225,853

		1,157,139

Ohio — 5.1%
City of Berea OH GOL, 2.00%, 03/11/21	1,500	1,515,645
City of Cleveland OH GOL
2.00%, 12/01/21	300	306,906
2.00%, 12/01/22	300	311,721
City of North Olmsted OH GOL, 2.00%, 03/10/21	1,000	1,010,400
County of Allen OH Hospital Facilities Revenue RB, 5.00%, 12/01/20	1,500	1,522,260
County of Belmont OH GOL, 2.00%, 08/27/20	1,510	1,511,691
County of Franklin OH RB, 0.16%, 11/15/41 (Put 08/08/20)(a)(b)	2,000	2,000,000
Lancaster Port Authority RB, 5.00%, 02/01/21	300	306,252
State of Ohio RB, 0.40%, 11/01/35 (Put 09/01/20)(a)(b)	4,000	3,959,552

		12,444,427

Pennsylvania — 6.1%
Allegheny County Hospital Development Authority RB, 5.00%, 04/01/22	2,000	2,142,720

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Short Maturity Municipal Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Boyertown Area School District GOL
1.33%, 09/01/20 (SAW)	$150	$150,096
2.00%, 09/01/21 (SAW)	400	406,584
Connellsville Area School District GOL
4.00%, 08/15/21 (BAM SAW)	500	517,990
4.00%, 08/15/22 (BAM SAW)	500	534,825
DuBois Area School District GOL, 3.00%, 11/01/21 (BAM SAW)	175	180,532
Geisinger Authority RB, 5.00%, 04/01/22	2,000	2,145,020
Muhlenberg School District GOL
1.00%, 05/15/21 (SAW)	1,000	1,003,860
4.00%, 05/15/22 (SAW)	700	743,260
Palmyra Area School District GOL, 4.00%, 04/01/21 (SAW)	900	920,592
Pennsylvania Economic Development Financing Authority RB
2.15%, 11/01/21	1,000	1,015,870
5.00%, 04/15/21	425	437,690
Phoenixville Area School District GOL, 2.00%, 11/15/20 (SAW)	700	702,954
Pottstown School District GOL, 1.00%, 06/06/21 (BAM SAW)	250	251,080
School District of Philadelphia (The) GO, 4.00%, 06/30/21	3,000	3,098,760
Southeastern Pennsylvania Transportation Authority RB
5.00%, 06/01/21	250	259,585
5.00%, 06/01/22	360	390,222

		14,901,640

South Carolina — 0.4%
South Carolina Public Service Authority RB, VRDN, 0.28%, 01/01/36 (Put 08/08/20)(a)(b)	1,000	1,000,000

Texas — 9.1%
Harris County Cultural Education Facilities Finance Corp. RB, 5.00%, 06/01/32 (Put 12/01/22)(a)(b)	4,000	4,431,720
North East Independent School District RB, 1.16%, 08/10/20	1,500	1,500,386
Port of Arthur Navigation District Industrial Development Corp. RB 0.26%, 03/01/42 (Put 08/08/20)(a)(b)	6,000	6,000,000
VRDN, 0.26%, 06/01/41 (Put 08/08/20)(a)(b)	2,000	2,000,000
State of Texas GO
0.16%, 06/01/46 (Put 08/08/20)(a)(b)	1,100	1,100,000
VRDN, 0.16%, 06/01/45 (Put 08/08/20)(a)(b)	485	485,000
VRDN, 0.20%, 06/01/44 (Put 08/08/20)(a)(b)	420	420,000
VRDN, 0.20%, 06/01/45 (Put 08/08/20)(a)(b)	3,000	3,000,000
Tender Option Bond Trust Receipts/Certificates RB, 0.26%, 06/15/27 (Put 08/08/20)(a)(b)(c)	1,500	1,500,000

Security	Par/ Shares (000)	Value

Texas (continued)
University of Texas, 0.43%, 02/19/21	$2,000	$2,001,886

		22,438,992

Washington — 0.7%
Grant County Public Utility District No. 2 RB, 2.00%, 01/01/44 (Put 12/02/20)(a)(b)	1,000	1,001,280
King County Housing Authority RB
3.00%, 06/01/21	365	372,063
3.00%, 06/01/22	250	260,500

		1,633,843

Wisconsin — 0.3%
Public Finance Authority RB
5.00%, 01/01/21	220	223,707
5.00%, 01/01/22	200	211,490
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 10/01/21	400	418,376

		853,573

Total Municipal Debt Obligations — 98.0% (Cost $240,115,131)		240,880,157

Money Market Funds
BlackRock Liquidity Funds: MuniCash, 0.04%(d)(e)	5,782	5,782,750

Total Money Market Funds — 2.3% (Cost: $5,782,750)		5,782,750

Total Investments in Securities — 100.3% (Cost: $245,897,881)		246,662,907

Other Assets, Less Liabilities — (0.3)%		(825,286)

Net Assets — 100.0%		$245,837,621

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Security is payable upon demand on each reset date.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$60,272	$5,722,856	(a)	$—	$(378)	$—	$5,782,750	5,782	$32,478	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Short Maturity Municipal Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$240,880,157	$—	$240,880,157
Money Market Funds	5,782,750	—	—	5,782,750

	$5,782,750	$240,880,157	$—	$246,662,907

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
GOL	General Obligation Limited
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bond
SAP	Subject to Appropriations
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation

4